ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) (USD $)	1 Months Ended	3 Months Ended		8 Months Ended	12 Months Ended	20 Months Ended	23 Months Ended	120 Months Ended
	Jan. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013	Jan. 26, 2022	Mar. 06, 2013	Dec. 07, 2012	Nov. 14, 2012	Aug. 02, 2012	Jun. 11, 2012	Jan. 26, 2012
Accounting Policies [Abstract]
Increased number of authorized capital common stock		200,000,000		200,000,000	200,000,000	200,000,000	200,000,000			200,000,000
Authorized capital, common stock par value per share		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized		50,000,000		50,000,000	50,000,000	50,000,000	50,000,000			50,000,000
Preferred stock, par value		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Reserved shares of common stock for issuance under agreement												10,000,000
Capital stock exchanged for common stock										10,000,000				10,000,000
Ten-year warrants to purchase shares of common stock	$ 6,000,000							$ 6,000,000
Ten-year warrant issued, exercise price per share	$ 0.50							$ 0.50
Number of shares cancelled													9,806,667
Number of warrants cancelled													4,800,000
Amount paid to Amicor shareholders upon execution of agreement													132,000
Transferred membership interests into common stock											9,250,000
Cash payment to Sampo, pursuant to agreement											500,000
Common stock issued to CEO and Chairman											4,000,000
Common stock issued to CFO and Secretary											500,000
Consideration for assets and assigned agreements, Augme Technologies									10,000
Additional consideration Service Agreement, Augme Technologies									10,000
Deficit accumulated during the development stage		7,642,670			7,037,134	7,037,134	7,642,670
Negative cash flows from operating activities		233,175	483,899	29,348	1,261,404	1,290,752	1,523,927
Net loss		$ (605,536)	$ (2,959,879)	$ (109,322)	$ (6,938,308)	$ (7,047,630)	$ (7,653,166)